Business combinations - Narrative (Detail) R$ in Thousands, $ in Thousands, $ in Thousands, £ in Millions			12 Months Ended
	Apr. 02, 2024 USD ($)	Apr. 12, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Jul. 16, 2024 USD ($)	Jul. 16, 2024 COP ($)	May 24, 2024	Apr. 26, 2024 USD ($)	Apr. 26, 2024 GBP (£)	Apr. 02, 2024 BRL (R$)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Nov. 01, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jul. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date			$ 65,975		$ 121,238											$ 29,122
Consideration transferred, acquisition-date fair value																46,063
Cash transferred																$ 6,811
Deferred tax liabilities			52,363		1,774										$ 0
Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid			151,826
Non-cash reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			311,454
Identifiable Assets Acquired Including Goodwill			144,938
Tria
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)	66.67%											66.67%
Proportion of ownership interests held by non-controlling interests	33.30%
Consideration transferred, acquisition-date fair value	$ 19,800											R$ 100,000
Non-controlling interest in acquiree recognised at acquisition date			0		6,604										$ 0
Tria | April 02, 2024
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)			19,811
Identifiable Assets Acquired Including Goodwill			6,604
Accounts Receivable Recognized As Of Acquisition Date			9,905
Recoverable taxes as of acquisition date			0
Current investments as of acquisition date			0
Property, plant and equipment recognised as of acquisition date			0
Other assets as of acquisition date			0
Accounts payables recognized as of acquisition date			0
Personnel liabilities recognized as of acquisition date			0
tax liabilities recognized as of acquisition date			0
Tax Assets And Liabilities Recognised As Of Acquisition Date			0
Lease Liability Recognized As Of Acquisition Date			0
Deferred consideration payable on acquisition			0
Other Assets And Other Liabilities Recognised As Of Acquisition Date			0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date			0
Non-compete recognised as of acquisition date			0
Tria | April 02, 2024 | Total purchase consideration
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date			0
Consideration transferred, acquisition-date fair value			19,811
Portion Of Consideration Payable Consisting Of Equity Securities, Value			0
Cash Consideration Paid			19,811
Equity consideration paid			0
Total consideration			26,415
Non-controlling interest in acquiree recognised at acquisition date			6,604
Tria | April 02, 2024 | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid			19,811
Tria | April 02, 2024 | Non-cash reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			26,415
Identifiable Assets Acquired Including Goodwill			6,604
Kamaroopin and Hanuman
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)		60.00%
Kamaroopin
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)		100.00%
Contingent consideration recognised as of acquisition date		$ 4,707
Consideration transferred, acquisition-date fair value		16,861
Cash transferred		2,024
Other income through business combination		$ 4,200
Kamaroopin | Bottom of range
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date			4,000
Kamaroopin | Top of range
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date			10,100
Patria Asset Management
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)																50.74%
Consideration transferred, acquisition-date fair value																$ 29,202
Cash transferred																$ 4,787
VBI
Disclosure of detailed information about business combination [line items]
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date																		$ 11,132
Contingent consideration recognised as of acquisition date																		4,707
Consideration transferred, acquisition-date fair value																		16,861
Cash Consideration Paid					$ 9,100	R$ 50,000							$ 4,900	R$ 25,000				2,024
Identifiable assets acquired (liabilities assumed)																		11,520
Identifiable Assets Acquired Including Goodwill																		16,473
Property, plant and equipment recognised as of acquisition date																		15
Contractual Rights Intangible Assets Recognised As Of Acquisition Date																		0
Non-controlling interest in acquiree recognised at acquisition date																		$ 0
Igah
Disclosure of detailed information about business combination [line items]
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date																	$ 0
Contingent consideration recognised as of acquisition date																	0
Consideration transferred, acquisition-date fair value																	29,202
Cash Consideration Paid																	4,787
Identifiable assets acquired (liabilities assumed)																	30,911
Identifiable Assets Acquired Including Goodwill																	13,438
Property, plant and equipment recognised as of acquisition date																	0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date																	30,911
Non-controlling interest in acquiree recognised at acquisition date																	$ 15,147
Global Private Markets Solutions (“GPMS”) [Member]
Disclosure of detailed information about business combination [line items]
Additional recognition, goodwill			1,100	£ 0.9
Contingent consideration recognised as of acquisition date										$ 29,100	£ 21.6
Consideration transferred at fair value										$ 26,900	£ 20.0
Global Private Markets Solutions (“GPMS”) [Member] | April 26, 2024
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)			104,866
Identifiable Assets Acquired Including Goodwill			30,544
Accounts Receivable Recognized As Of Acquisition Date			1,751
Recoverable taxes as of acquisition date			0
Current investments as of acquisition date			0
Property, plant and equipment recognised as of acquisition date			0
Other assets as of acquisition date			48,127
Accounts payables recognized as of acquisition date			(226)
Personnel liabilities recognized as of acquisition date			(7,170)
tax liabilities recognized as of acquisition date			0
Tax Assets And Liabilities Recognised As Of Acquisition Date			24
Lease Liability Recognized As Of Acquisition Date			0
Deferred consideration payable on acquisition			0
Other Assets And Other Liabilities Recognised As Of Acquisition Date			(54,258)
Contractual Rights Intangible Assets Recognised As Of Acquisition Date			92,754
Non-compete recognised as of acquisition date			4,358
Global Private Markets Solutions (“GPMS”) [Member] | April 26, 2024 | Total purchase consideration
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date			24,087
Consideration transferred, acquisition-date fair value			135,410
Portion Of Consideration Payable Consisting Of Equity Securities, Value			37,551
Cash Consideration Paid			73,772
Equity consideration paid			0
Total consideration			135,410
Non-controlling interest in acquiree recognised at acquisition date			0
Global Private Markets Solutions (“GPMS”) [Member] | April 26, 2024 | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid			73,772
Global Private Markets Solutions (“GPMS”) [Member] | April 26, 2024 | Non-cash reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			135,410
Identifiable Assets Acquired Including Goodwill			61,638
CSHG Real Estate
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)									100.00%
CSHG Real Estate | May 24, 2024 [Member]
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)			107,836
Identifiable Assets Acquired Including Goodwill			20,745
Accounts Receivable Recognized As Of Acquisition Date			0
Recoverable taxes as of acquisition date			0
Current investments as of acquisition date			0
Property, plant and equipment recognised as of acquisition date			0
Other assets as of acquisition date			0
Accounts payables recognized as of acquisition date			0
Personnel liabilities recognized as of acquisition date			(1,903)
tax liabilities recognized as of acquisition date			0
Tax Assets And Liabilities Recognised As Of Acquisition Date			0
Lease Liability Recognized As Of Acquisition Date			0
Deferred consideration payable on acquisition			(4,368)
Other Assets And Other Liabilities Recognised As Of Acquisition Date			0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date			114,107
Non-compete recognised as of acquisition date			0
CSHG Real Estate | May 24, 2024 [Member] | Total purchase consideration
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date			0
Consideration transferred, acquisition-date fair value			128,581
Portion Of Consideration Payable Consisting Of Equity Securities, Value			70,338
Cash Consideration Paid			58,243
Equity consideration paid			0
Total consideration			128,581
Non-controlling interest in acquiree recognised at acquisition date			0
CSHG Real Estate | May 24, 2024 [Member] | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid			58,243
CSHG Real Estate | May 24, 2024 [Member] | Non-cash reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			128,581
Identifiable Assets Acquired Including Goodwill			70,338
Nexus
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)							100.00%	100.00%
Consideration transferred at fair value							$ 4,800	$ 18,000,000
Nexus | July 16, 2024 [Member]
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)			10,495
Identifiable Assets Acquired Including Goodwill			10,553
Accounts Receivable Recognized As Of Acquisition Date			491
Recoverable taxes as of acquisition date			376
Current investments as of acquisition date			3
Property, plant and equipment recognised as of acquisition date			22
Other assets as of acquisition date			2
Accounts payables recognized as of acquisition date			0
Personnel liabilities recognized as of acquisition date			(255)
tax liabilities recognized as of acquisition date			(474)
Tax Assets And Liabilities Recognised As Of Acquisition Date			(235)
Lease Liability Recognized As Of Acquisition Date			(95)
Deferred consideration payable on acquisition			0
Other Assets And Other Liabilities Recognised As Of Acquisition Date			(768)
Contractual Rights Intangible Assets Recognised As Of Acquisition Date			9,872
Non-compete recognised as of acquisition date			1,211
Nexus | July 16, 2024 [Member] | Total purchase consideration
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date			6,358
Consideration transferred, acquisition-date fair value			21,048
Portion Of Consideration Payable Consisting Of Equity Securities, Value			0
Cash Consideration Paid			0
Equity consideration paid			14,690
Total consideration			21,048
Non-controlling interest in acquiree recognised at acquisition date			0
Nexus | July 16, 2024 [Member] | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid			0
Nexus | July 16, 2024 [Member] | Non-cash reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			21,048
Identifiable Assets Acquired Including Goodwill			6,358
Business combination from 2024 [Member]
Disclosure of detailed information about business combination [line items]
Deferred tax liabilities			24,672
Business combination from 2023 [Member]
Disclosure of detailed information about business combination [line items]
Deferred tax liabilities			$ 12,085